SHAREHOLDERS' EQUITY - Transfer of Class B ordinary shares to Class A ordinary shares (Details)	12 Months Ended
Dec. 31, 2021 shares
Class B ordinary shares
Number of shares transferred due to shareholder's transfer	90,000